SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Restricted Cash) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2,129,162	$ 2,348,170
Bank Acceptance Notes Payable [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	1,153,444	1,086,438
Letter of Credit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	955,426	$ 1,261,732
Miscellaneous Deposits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 20,292